Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Disclosure - Cybersecurity Risk Management and Strategy Disclosure	We maintain a risk-based cybersecurity program designed to identify, assess, mitigate, and manage reasonably foreseeable cybersecurity risks and threats. Our cybersecurity practices include internal reporting and escalation procedures, monitoring and detection tools, access controls, endpoint protection and anti-malware solutions, and policies governing data protection and acceptable use. We periodically assess cybersecurity and technology risks and monitor our information systems for potential vulnerabilities, including risks arising from internal sources and from third-party service providers with whom we conduct business.

While we have not experienced any material cybersecurity incidents to date, we are subject to ongoing cybersecurity threats, including attempts to gain unauthorized access to our information systems. A material cybersecurity incident affecting our systems or those of a third-party service provider could adversely affect our business, financial condition, results of operations, and reputation, and could subject us to regulatory, litigation, and contractual risks.

Management oversight of cybersecurity risk is led by our COO, who is responsible for coordinating cybersecurity risk management activities and incident response efforts. This role reports to senior management and provides periodic updates regarding cybersecurity risks, incidents, and mitigation efforts.

Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity Incident – an unauthorized occurrence, or a series of related unauthorized occurrences, on or conducted through our information system that jeopardizes the confidentiality, integrity, or availability of our information systems or any information residing therein; and
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity risk management is integrated into our overall risk-management framework and generally includes the following elements:

1.	Risk identification: We seek to identify reasonably foreseeable cybersecurity risks that could materially impact our business, including:

a.	Cybersecurity Incident – an unauthorized occurrence, or a series of related unauthorized occurrences, on or conducted through our information system that jeopardizes the confidentiality, integrity, or availability of our information systems or any information residing therein; and

b.	Cybersecurity Threat – any potential unauthorized occurrence on or conducted through our information systems that may result in adverse affects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

2.	Assessment: We periodically assess cybersecurity risks, including risks associated with our reliance on third-party service providers. These assessments consider the likelihood and potential impact of identified risks, the adequacy of existing policies, procedures, systems, and safeguards, and whether additional mitigation measures are appropriate. Cybersecurity risk considerations are incorporated into significant business and technology decisions. As part of this process, we may evaluate the availability of cyber liability insurance

3.	Response: We maintain incident response procedures designed to support the timely identification, containment, investigation, and remediation of cybersecurity incidents. In the event of a cybersecurity incident or threat, management evaluates relevant factors, including the nature and scope of the incident, potential financial impacts, operational disruptions, and reputational harm. The COO is responsible for coordinating the response and for determining, in consultation with senior management, whether an incident is material under applicable securities laws.

4.	Disclosure: If a cybersecurity incident is determined to be material, we will disclose all material and known information regarding the incident, including its nature, scope, and potential financial impacts, in accordance with applicable SEC requirements. A Form 6-K will be prepared and filed within four (4) business days after the determination that a material cybersecurity incident has occurred.

We currently manage and assess the effectiveness of our cybersecurity risk-management practices internally. While we do not presently engage third-party cybersecurity consultants for formal effectiveness assessments, we consider cybersecurity risks associated with third-party service providers as part of our risk-management processes, including during vendor selection and ongoing relationship management.